Summary of Significant Accounting Policies - Advertising expenditures and Government grants (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Sales and marketing
Advertising expenses	¥ 378,198	$ 55,232	¥ 383,306	¥ 278,841
Other Income
Government grants	¥ 24,238	$ 3,540	¥ 31,937	¥ 64,111